Employee future benefits	3 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
Employee future benefits

8.	Employee future benefits

The change in the Company’s employee future benefit obligations is summarized as follows:

	Three months ended March 31, 2025			Year ended December 31, 2024
	Pension	Other
	benefit plans	benefit plans	Total	Total
	$	$	$	$
Change in plan liabilities
Balances – Beginning of the period	22,316	87	22,403	22,136
Current service cost	23	(33)	(10)	59
Interest cost	191	1	192	471
Actuarial loss (gain) from changes in financial assumptions	(1,110)	(1)	(1,111)	1,186
Benefits paid	(185)	-	(185)	(496)
Impact of foreign exchange rate changes	777	3	780	(953)
Balances – End of the period	22,012	57	22,069	22,403

Change in plan assets
Balances – Beginning of the period	10,669	-	10,669	10,972
Interest income from plan assets	92	-	92	236
Employer contributions	9	-	9	23
Employee contributions	3	-	3	7
Benefits paid	(66)	-	(66)	(149)
Remeasurement of plan assets	-	-	-	28
Unrecognized Asset due to Asset Ceiling	(79)	-	(79)	-
Impact of foreign exchange rate changes	406	-	406	(448)
Balances – End of the period	11,034	-	11,034	10,669

Net liability of the unfunded plans	10,978	57	11,035	11,165
Net liability of the funded plans	-	-	-	569
Net amount recognized as Employee future benefits	10,978	57	11,035	11,734

Amounts recognized:
In net loss	119	(33)	86	288
Actuarial gain (loss) on defined benefit plans in other comprehensive loss	1,110	-	1,110	(1,157)

The calculation of the employee future benefit obligation is sensitive to the discount rate assumption and other assumptions such as the rate of the pension benefit increase. Discount rates were 3.80% as of March 31, 2025, and 3.40% as of December 31, 2024, causing the variances in the actuarial gain on defined benefit plan during the three months ended March 31, 2025.

COSCIENS Biopharma Inc. (formerly Aeterna Zentaris Inc.)

Notes to the Condensed Interim Consolidated Financial Statements

As of March 31, 2025, and for the three months ended March 31, 2025, and 2024

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)